PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Changes in Fair Value of Financial Instruments Classified in Level 3 (Details) - Level 3 - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change in plan assets
Fair value of plan assets, beginning of year	$ 2,769	$ 2,315
Realized and unrealized gains	262	214
Purchases	203	351
Sales and disbursements	(92)	(111)
Fair value of plan assets, end of year	$ 3,142	$ 2,769